Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Cash paid for interest	$13,060	$13,094	$13,615
Cash paid for income taxes	$18,558	$12,305	$10,205